Financial income and expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial income and expenses
Interest expense - including Leasing IFRS 16	$ (329)	$ (327)
Bank expenses	(82)
Accretion and interest on notes payable	(15)	(55)
Foreign exchange gain (loss)	6,879	(1,646)
Financial income	463
Financial income and expenses	$ 6,916	$ (2,028)